SIGNIFICANT RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2020
SIGNIFICANT RISKS AND UNCERTAINTIES
SIGNIFICANT RISKS AND UNCERTAINTIES

NOTE C - SIGNIFICANT RISKS AND UNCERTAINTIES

Impact of Coronavirus (COVID-19)

COVID-19 has been declared a global health pandemic by the World Health Organization. COVID-19 has impacted nearly all regions of the world, which has driven the implementation of significant, government-imposed measures to prevent or reduce its spread, including travel restrictions, the closing of borders, “shelter in place” orders and business closure. As a result, commercial airlines have experienced a decline in demand for air travel. The reduced number of aircraft in service and corresponding flying hours negatively impacts the demand for certain of AerSale’s services, and prolonged reduction could materially and adversely affect AerSale’s business, operating results, financial condition, and liquidity.

An extended pandemic, or the threat thereof, could result in employee absenteeism leading to lower productivity in AerSale’s service locations, temporary closure of AerSale’s offices and facilities, travel restrictions for AerSale’s workforce and other voluntary actions that may result in business disruptions.

Use of  Estimates

The preparation of consolidated financial statements  in conformity  with accounting  principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported  amounts  of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the consolidated financial statements  and the reported  amounts  of revenues and expenses during the reporting  periods. Actual results could differ from those estimates.

Significant items subject to such estimates and assumptions  include the useful lives of property  and equipment,  useful lives and residual values of flight equipment  held for lease, allowances for doubtful accounts and sales returns, the income tax provision, impairment of long-lived assets, valuation  of inventory, valuation  and useful lives of intangibles, goodwill and contingencies.

Risks and Uncertainties

The Company  is impacted by the general economic conditions  of the commercial aviation industry. A decrease in passenger and/or  air cargo traffic worldwide could result in strains on the Company’s lessees and cause them to default under their leases with the Company,  which could negatively impact cash flows and results of operations. The value of flight equipment held for operating  leases is subject to fluctuations in the values of commercial aircraft and engines worldwide. A material decrease in aircraft or engine values could have a downward  impact on lease rentals and residual values and may require impairments to be taken on such assets. Additionally, impairment charges may be required to reduce the carrying value of inventory.

The nature of the Company’s business is capital intensive and demands significant capital requirements. To meet the Company’s  current  purchase  commitments  and future aircraft  and engine acquisitions,  the Company  may need to (i) access committed  debt facilities, and/or  (ii) secure additional financing, and/or (iii) use existing available cash balances.

The Company  is also subject to regulation  by various governmental  agencies with responsibilities over civil aviation. Increased regulations  imposed by organizations such as the FAA may significantly affect industry operations.

The Company  conducts business in certain foreign countries, some of which are politically unstable or subject to military or civil conflicts. Consequently, the Company  is subject to a variety of risks such as civil strife, political risk, import and export regulations,  compliance with foreign laws, treaties, regulations, uncertainties arising from foreign local business practices, cultural  considerations, restriction  on fund transfers, and exposure to U.S. Foreign Corrupt Practices Act and other anti-bribery laws.

The Company  periodically reviews the carrying values of trade receivables, inventory, goodwill, intangible assets, long-lived assets, the recoverable value of deferred tax assets, and the sufficiency of accruals and provisions, substantially  all of which are sensitive to the above risks and uncertainties.

Concentrations of  Credit Risk

Financial  instruments that potentially  subject the Company  to credit risk principally consist of cash and cash equivalents and trade receivables.

During the year ended December 31, 2019, one customer accounted  for 17% of total revenue, which was collected during the year. At December 31, 2018, one customer accounted for 10% of trade receivables, which was collected. During the year ended December 31, 2018, one customer accounted  for 18% of total revenue. This revenue related to a nonrecurring transaction. No such concentrations existed as of and for the year ended December 31, 2020.

Cash

The Company maintains cash and cash equivalents with high-quality financial institutions, which at times exceed the Federal Deposit Insurance Corporation insurance limits. While the Company monitors daily the cash balances in its operating accounts and adjusts the balances as appropriate, these balances could be impacted if one or more of the financial institutions with which the Company deposits fails or is subject to other adverse conditions in the financial or credit markets. To date, the Company has experienced no loss or lack of access to its invested cash or cash equivalents; however, no assurance can be provided that access to invested cash and cash equivalents will not be impacted by adverse conditions in the financial and credit markets.